Schedule I-Condensed Financial Information (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares
Increase (Decrease) in Shareholders' Equity
Balance		¥ 2,554,124
Net (loss) income	$ 232,906	1,508,712	¥ 752,593	¥ 321,220
Issuance of ordinary shares pursuant to follow-on offering				571,320
Direct offering expenses of follow-on offering				(9,769)
Issuance of ordinary shares upon exercise of stock options		¥ 6,323	¥ 10,950	¥ 12,586
Issuance of ordinary shares upon exercise of stock options (in shares) | shares	956,587	956,587	1,883,977	1,905,026
Share-based compensation expense		¥ 302,941	¥ 225,494	¥ 76,505
Purchase additional ownership interests in a subsidiary		(13,631)
Other capital contribution			4,225
Fair value changes of available-for-sales securities	$ (1,201)	(7,783)
Foreign currency translation	(8,591)	(55,653)	(1,709)	(13,767)
Balance	$ 546,357	3,539,184	2,554,124
Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to follow-on offering				571,315
Direct offering expenses of follow-on offering				(9,769)
Issuance of ordinary shares upon exercise of stock options		6,321	10,949	12,585
Share-based compensation expense		302,941	225,494	76,505
Purchase additional ownership interests in a subsidiary		¥ (7,471)
Other capital contribution			4,225
Treasury Stock.
Increase (Decrease) in Shareholders' Equity
Balance (in shares) | shares	1,614,135	1,614,135
Retained earnings (deficit)
Increase (Decrease) in Shareholders' Equity
Net (loss) income		¥ 1,589,665	841,286	321,220
Accumulated other comprehensive income (loss)
Increase (Decrease) in Shareholders' Equity
Fair value changes of available-for-sales securities		(7,783)
Foreign currency translation		¥ (52,487)	¥ (427)	¥ (13,767)
Class A ordinary shares
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	1,100,618	1,100,618	988,723	476,065
Class A ordinary shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Balance (in shares) | shares	98,028,314	98,028,314	95,155,614	84,774,523
Issuance of ordinary shares pursuant to follow-on offering				¥ 5
Issuance of ordinary shares pursuant to follow-on offering (in shares) | shares				8,000,000
Issuance of ordinary shares upon exercise of stock options		¥ 2	¥ 1	¥ 1
Issuance of ordinary shares upon exercise of stock options (in shares) | shares	956,587	956,587	1,883,977	1,905,026
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	1,100,618	1,100,618	988,723	476,065
Balance (in shares) | shares	100,085,519	100,085,519	98,028,314	95,155,614
Class B ordinary shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Balance (in shares) | shares	16,510,358	16,510,358	16,510,358	16,510,358
Balance (in shares) | shares	16,510,358	16,510,358	16,510,358	16,510,358
Parent company
Increase (Decrease) in Shareholders' Equity
Balance		¥ 2,554,124	¥ 1,472,596	¥ 514,501
Net (loss) income		1,589,665	841,286	321,220
Issuance of ordinary shares pursuant to follow-on offering				571,320
Direct offering expenses of follow-on offering				(9,769)
Issuance of ordinary shares upon exercise of stock options		6,323	10,950	12,586
Share-based compensation expense		302,941	225,494	76,505
Purchase additional ownership interests in a subsidiary		(7,471)
Other capital contribution		(1,417)	4,225
Repurchase of ordinary shares		(844,711)
Fair value changes of available-for-sales securities		(9,605)
Fair value changes of share of income of subsidiary		1,822
Foreign currency translation		(52,487)	(427)	(13,767)
Balance		3,539,184	2,554,124	1,472,596
Parent company | Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Balance		2,538,217	2,297,549	1,646,913
Issuance of ordinary shares pursuant to follow-on offering				571,315
Direct offering expenses of follow-on offering				(9,769)
Issuance of ordinary shares upon exercise of stock options		6,321	10,949	12,585
Share-based compensation expense		302,941	225,494	76,505
Purchase additional ownership interests in a subsidiary		(7,471)
Other capital contribution		(1,417)	4,225
Balance		2,838,591	2,538,217	2,297,549
Parent company | Treasury Stock.
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares		¥ (844,711)
Repurchase of ordinary shares (in shares) | shares	1,614,135	1,614,135
Balance		¥ (844,711)
Balance (in shares) | shares	1,614,135	1,614,135
Parent company | Retained earnings (deficit)
Increase (Decrease) in Shareholders' Equity
Balance		¥ 26,544	(814,742)	(1,135,962)
Net (loss) income		1,589,665	841,286	321,220
Balance		1,616,209	26,544	(814,742)
Parent company | Accumulated other comprehensive income (loss)
Increase (Decrease) in Shareholders' Equity
Balance		(10,711)	(10,284)	3,483
Fair value changes of available-for-sales securities		(9,605)
Fair value changes of share of income of subsidiary		1,822
Foreign currency translation		(52,487)	(427)	(13,767)
Balance		(70,981)	(10,711)	(10,284)
Parent company | Class A ordinary shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Balance		¥ 63	¥ 62	¥ 56
Balance (in shares) | shares	98,028,314	98,028,314	95,155,614	84,774,523
Issuance of ordinary shares pursuant to follow-on offering				¥ 5
Issuance of ordinary shares pursuant to follow-on offering (in shares) | shares				8,000,000
Issuance of ordinary shares upon exercise of stock options		¥ 2	¥ 1	¥ 1
Issuance of ordinary shares upon exercise of stock options (in shares) | shares	956,587	956,587	1,883,977	1,905,026
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	1,100,618	1,100,618	988,723	476,065
Balance		¥ 65	¥ 63	¥ 62
Balance (in shares) | shares	100,085,519	100,085,519	98,028,314	95,155,614
Parent company | Class B ordinary shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Balance		¥ 11	¥ 11	¥ 11
Balance (in shares) | shares	16,510,358	16,510,358	16,510,358	16,510,358
Balance		¥ 11	¥ 11	¥ 11
Balance (in shares) | shares	16,510,358	16,510,358	16,510,358	16,510,358